EXHIBIT 99.1

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (2)			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)			Demand in Dispute (2)			Demand Withdrawn (2)			Demand Rejected (2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgages

BMO 2023-C5 Mortgage Trust CIK #: 0001972920	X	Bank of Montreal	6	144,595,000	22.0	1	39,000,000.00	6.1	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		Citi Real Estate Funding Inc.	4	108,859,465	16.6
		KeyBank National Association	5	104,573,000	15.9
		Zions Bancorporation, N.A.	1	64,958,243	9.9
		BSPRT CMBS Finance, LLC	3	45,625,000	6.9
		Bank of Montreal/ DBR Investments Co. Limited	1	37,500,000	5.7
		3650 Real Estate Investment Trust 2 LLC	3	36,220,000	5.5
		Citi Real Estate Funding Inc./Bank of Montreal	1	30,000,000	4.6
		Starwood Mortgage Capital LLC	2	29,442,427	4.5
		Arbor Private Label, LLC	4	22,547,000	3.4	2	11,054,760.62	1.7	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		UBS AG	3	18,278,928	2.8
		Goldman Sachs Bank USA	1	15,000,000	2.3
BMO 2023-C5 Mortgage Trust Total			34	657,599,063		3	50,054,760.62	7.8	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

BMO 2023-C6 Mortgage Trust CIK #: 0001987419	X	Bank of Montreal	5	126,125,000	20.9	2	49,200,000.00	8.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		KeyBank National Association	2	63,950,000	10.6
		KeyBank National Association / Argentic Real Estate Finance 2 LLC	1	60,000,000	9.9
		Argentic Real Estate Finance 2 LLC	3	48,889,660	8.1
		Wells Fargo Bank, National Association	1	46,200,000	7.6
		LMF Commercial, LLC	7	45,372,210	7.5
		Goldman Sachs Mortgage Company	3	40,600,000	6.7
		Wells Fargo Bank, National Association / Argentic Real Estate Finance 2 LLC	1	33,979,723	5.6
		UBS AG	2	28,350,000	4.7
		Zions Bancorporation, N.A.	1	25,000,000	4.1
		UBS AG / LMF Commercial, LLC	1	25,000,000	4.1
		German American Capital Corporation	1	22,200,000	3.7
		Zions Bancorporation, N.A.	1	19,957,366	3.3
		Starwood Mortgage Capital LLC	3	18,800,000	3.1
BMO 2023-C6 Mortgage Trust Total			32	604,423,959		2	49,200,000.00	8.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

BMO 2024-5C4 Mortgage Trust CIK #: 0002016125	X	Argentic Real Estate Finance 2 LLC	7	148,172,889	17.2
		Bank of Montreal	3	101,550,000	11.8
		Wells Fargo Bank, National Association	4	109,383,106	12.7
		Starwood Mortgage Capital LLC	8	85,645,000	9.9
		Citi Real Estate Funding Inc.	3	95,000,000	11
		Goldman Sachs Mortgage Company	2	61,375,000	7.1
		LMF Commercial, LLC	5	54,100,000	6.3	1	15,000,000.00	1.7	0	0.00	0.0	0	0.00	0.0	1	15,000,000.00	1.7	0	0.00	0.0	0	0.00	0.0
		UBS AG	3	33,300,000	3.9
		German American Capital Corporation	1	17,500,000	2
		Bank of Montreal / Starwood Mortgage Capital LLC/ Argentic Real Estate Finance 2 LLC	1	70,000,000	8.1
		Argentic Real Estate Finance 2 LLC/Wells Fargo Bank, National Association	1	48,915,677	5.7
		Argentic Real Estate Finance 2 LLC/Bank of Montreal	1	38,000,000	4.4
		Bank of Montreal / Starwood Mortgage Capital LLC/ Argentic Real Estate Finance 2 LLC	1	70,000,000	8.1
BMO 2024-5C4 Mortgage Trust Total			39	$862,941,672		1	15,000,000.00	1.7	0	0.00	0.0	0	0.00	0.0	1	15,000,000.00	1.7	0	0.00	0.0	0	0.00	0.0

BMO 2024-5C5 Mortgage Trust CIK #: 0002027304	X	Citi Real Estate Funding Inc.	4	159,500,000	15.7
		Starwood Mortgage Capital LLC	3	116,150,000	11.4	1	33,377,955.01	3.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	1	33,377,955.01	3.3
		German American Capital Corporation	3	147,250,000	14.5
		UBS AG	6	129,690,000	12.8
		Bank of Montreal	3	49,600,000	4.9
		Societe Generale Financial Corporation	3	65,210,000	6.4
		Goldman Sachs Mortgage Company	2	50,270,000	4.9
		Greystone Commercial Mortgage Capital LLC	3	70,126,503	6.9
		Zions Bancorporation, N.A.	2	49,500,000	4.9
		BSPRT CMBS Finance, LLC	2	28,500,000	2.8
		LMF Commercial, LLC	2	25,125,000	2.5
		Starwood Mortgage Capital LLC / Bank of Montreal	2	85,750,000	8.4
		Goldman Sachs Mortgage Company / Societe Generale Financial Corporation	1	40,000,000	3.9
BMO 2024-5C5 Mortgage Trust Total			36	1,016,671,503		1	33,377,955.01	3.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	1	33,377,955.01	3.3

Commercial Mortgages Total			141	3,141,636,197		7	147,632,715.63		0	0.00		0	0.00		1	15,000,000.00		0	0.00		1	33,377,955.01

(1) Refers to the mortgage loan seller of the related assets. “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. Each mortgage loan seller identified above generally also acted as originator of its subject mortgage loans, except as provided below:

(i)	With respect to BMO 2023-C5 Mortgage Trust:
a.	German American Capital Corporation acquired the mortgage loans or portions thereof that were originated, co-originated or acquired by its affiliate, DBR Investments Co. Limited.
b.	Bank of Montreal acquired the mortgage loans or portions thereof that were originated by Arbor Private Label, LLC and Goldman Sachs Bank USA.

(ii)	With respect to BMO 2023-C6 Mortgage Trust:
a.	Goldman Sachs Mortgage Company acquired the mortgage loans or portions thereof that were originated, co-originated or acquired by its affiliate, Goldman Sachs Bank USA.
b.	The Marriott Philadelphia West mortgage loan is part of a whole loan that was originated by Wells Fargo Bank, National Association. Argentic Real Estate Finance 2 LLC acquired a portion of the Marriott Philadelphia West mortgage loan prior to the closing date from Wells Fargo Bank, National Association.
c.	Zions Bancorporation, N.A. acquired the Back Bay Office mortgage loan from Deutsche Bank AG, New York Branch.

(iii)	With respect to BMO 2024-5C4 Mortgage Trust:
a.	The Vero Office Portfolio mortgage loan is part of a whole loan that was originated by Goldman Sachs Bank USA. Such mortgage loan was subsequently acquired by Argentic Real Estate Finance 2 LLC.
b.	The 620 W 153rd Street mortgage loan is part of a whole loan that was co-originated by Bank of Montreal and Argentic Real Estate Finance 2 LLC. A portion of such mortgage loan was subsequently acquired by Starwood Mortgage Capital LLC.

(iv)	With respect to BMO 2024-5C5 Mortgage Trust:
a.	The Motif by Morningside mortgage loan was originated by Starwood Mortgage Capital LLC. A portion of such mortgage loan was subsequently acquired by Bank of Montreal.
b.	The Grant mortgage loan was originated by Starwood Mortgage Capital LLC. A portion of such mortgage loan was subsequently acquired by Bank of Montreal.

(2) The percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are based on:

(i)              with respect to BMO 2023-C5 Mortgage Trust, (A) an aggregate principal balance of approximately $657,599,063 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on June 21, 2023, and (B) an aggregate principal balance of $636,584,920.92 as of September 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated September 17, 2026;

(ii)            with respect to BMO 2023-C6 Mortgage Trust, (A) an aggregate principal balance of approximately $604,423,959 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on August 30, 2023, and (B) an aggregate principal balance of $595,760,767.17 as of September 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated September 17, 2026;

(iii)           with respect to BMO 2024-5C4 Mortgage Trust, (A) an aggregate principal balance of approximately $862,941,672 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on April 26, 2024, and (B) an aggregate principal balance of $860,675,741.61 as of September 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated September 17, 2026; and

(iv)           with respect to BMO 2024-5C5 Mortgage Trust, (A) an aggregate principal balance of approximately $1,016,671,503 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on August 2, 2024, and (B) an aggregate principal balance of $1,014,393,505.85 as of September 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated September 17, 2026.